Commitments and Contingent Liabilities (Changes in Accrued Product Warranty Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of year	¥ 13,168	¥ 14,014
Additions	18,893	15,403
Utilization	(12,957)	(12,759)
Other	(1,652)	(3,490)
Balance at end of year	¥ 17,452	¥ 13,168